Net Income Per Share - (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income per share:
Net income attributable to SMTP.com	$ 225,570	$ 204,825	$ 1,069,607	$ 905,632
Basic weighted average common shares outstanding	14,790,565	13,841,500	14,412,183	13,773,566
Add incremental shares for:
Warrants	86,461	516,688	63,840	423,085
Stock options	1,093,333	1,073,773	135,526	957,613
Diluted weighted average common shares outstanding	15,970,359	15,431,961	14,611,549	15,154,264
Net income per share:
Basic	$ 0.02	$ 0.01	$ 0.07	$ 0.07
Diluted	$ 0.01	$ 0.01	$ 0.07	$ 0.06